Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. CME
Term SOFR at 0.72% Floor + 0.83%),
6.15%, 12/25/33 ............... USD 112 $ 103,936
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR + 0.37%), 5.69%, 05/25/37 85 14,505
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.68%, 10/21/28
(a) (b)
........ 266 265,607
Allegro CLO VII Ltd., Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.67%, 06/13/31
(a) (b)
......... 250 249,113
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 167 162,598
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.68%, 01/28/31
(a) (b)
208 206,769
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.81%, 10/13/30 207 206,339
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR + 1.25%), 6.55%, 04/13/31 292 290,939
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.65%, 04/15/31
(a) (b)
......... 2,493 2,486,437
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.60%, 04/20/31
(a) (b)
......... 498 496,654
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. CME Term SOFR + 1.21%),
6.54%, 10/20/30
(a) (b)
............... 350 348,257
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.74%, 10/15/30
(a) (b)
.... 236 235,630
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.24%
Floor + 0.59%), 5.91%, 05/25/35
(a)
..... 32 28,069
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.32%,
12/10/25
(a)
..................... 300 53,555
Barings CLO Ltd., Series 2015-2A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.78%, 10/20/30
(a) (b)
......... 243 242,027
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. CME Term
SOFR + 1.11%), 6.43%, 05/28/39 .... 65 51,079
Series 2005-A, Class A1, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 6.43%,
02/28/40 .................... 83 72,259
Series 2005-E, Class A1, (1-mo. CME Term
SOFR + 1.11%), 6.43%, 12/28/40 .... 22 22,300
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 4,719
Series 2000-A, Class A3, 7.83%, 06/15/30 37 4,529
Series 2000-A, Class A4, 8.29%, 06/15/30 27 3,470
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. CME
Term SOFR + 0.45%), 5.77%, 05/25/35 7 6,862
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 03/25/37 15 13,377
Series 2007-HE3, Class 1A4, (1-mo. CME
Term SOFR + 0.46%), 5.78%, 04/25/37 195 194,791
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.68%,
04/20/31
(a) (b)
.................... USD 366 $ 364,995
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.79%, 10/22/30
(a) (b)
.... 401 399,476
Carbone CLO Ltd., Series 2017-1A, Class A1,
(3-mo. CME Term SOFR + 1.40%), 6.73%,
01/20/31
(a) (b)
.................... 668 666,218
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. CME
Term SOFR + 1.26%), 6.57%, 01/15/31 238 237,638
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.54%, 04/17/31 ............... 745 742,095
Series 2014-3RA, Class A1A, (3-mo. CME
Term SOFR + 1.31%), 6.67%, 07/27/31 744 741,308
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
5.59%, 10/25/36
(a)
................ 27 26,239
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.84%,
07/20/30
(a) (b)
.................... 218 217,507
C-BASS Trust, Series 2006-CB7, Class A4,
(1-mo. CME Term SOFR + 0.43%), 5.75%,
10/25/36
(a)
..................... 36 22,341
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.59%, 04/24/31 ............... 400 398,400
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR + 1.31%), 6.66%, 04/24/30 226 226,050
Series 2014-5A, Class A1R2, (3-mo. CME
Term SOFR + 1.46%), 6.77%, 10/17/31 250 249,627
Series 2015-3A, Class AR, (3-mo. CME
Term SOFR + 1.13%), 6.45%, 04/19/29 625 623,935
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.81%,
07/20/30 .................... 679 677,605
Series 2017-5A, Class A1, (3-mo. CME Term
SOFR + 1.44%), 6.75%, 11/16/30 .... 698 697,295
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
5.63%, 05/25/37 ............... 159 101,929
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
5.70%, 05/25/37 ............... 72 46,262
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 18 17,972
Series 1997-6, Class M1, 7.21%, 01/15/29 12 11,150
Series 1998-8, Class M1, 6.98%, 09/01/30 84 78,537
Series 1999-5, Class A5, 7.86%, 03/01/30 24 9,199
Series 1999-5, Class A6, 7.50%, 03/01/30 25 9,351
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 10,779
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 28,141
Series 2000-5, Class A7, 8.20%, 05/01/31 134 38,444
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR + 0.33%), 5.65%, 12/25/25
(a)
.... —
(c)
425

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization
LLC
(a)
Series 2006-CB2, Class AF4, 3.05%,
12/25/36
(d)
................... USD 11 $ 8,413
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b) (d)
.................. 70 66,475
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b) (d)
.................. 75 4,079
Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR + 0.45%), 5.77%, 07/25/37
(b)
35 22,319
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.52%, 04/25/36 76 63,218
Series 2006-11, Class 3AV2, (1-mo. CME
Term SOFR + 0.43%), 5.75%, 09/25/46 —
(c)
295
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.38%), 5.72%,
03/15/34
(a)
..................... 6 5,895
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. CME Term
SOFR + 1.01%), 6.33%, 10/25/34
(a)
.... 66 63,779
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 1 1,637
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-mo. CME
Term SOFR at 16.00% Cap + 0.41%),
5.75%, 12/15/33 ............... 1 1,388
Series 2006-RES, Class 5B1B, (1-mo. CME
Term SOFR at 16.00% Cap + 0.30%),
5.64%, 05/15/35 ............... 1 1,479
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.29%), 5.63%,
05/15/35 .................... 3 2,719
Series 2006-C, Class 2A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.29%), 5.63%,
05/15/36 .................... 22 21,310
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 16.00% Cap + 0.26%), 5.60%,
11/15/36 .................... 13 12,786
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR + 1.18%),
6.49%, 10/15/30
(a) (b)
............... 249 248,429
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.45%, 11/15/28
(a) (b)
.... 158 157,869
Dryden 45 Senior Loan Fund, Series 2016-
45A, Class BR, (3-mo. CME Term SOFR +
1.96%), 7.27%, 10/15/30
(a) (b)
......... 250 246,650
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.69%, 01/15/31
(a) (b)
......... 771 769,333
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.47%, 04/15/29
(a) (b)
503 500,901
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. CME
Term SOFR + 1.16%), 6.48%, 10/25/34 33 28,992
Series 2006-FF16, Class 2A3, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.71%, 12/25/36 ............... 541 222,048
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.58%, 12/25/36 ............... 313 270,356
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M2, (1-mo. CME
Term SOFR at 0.40% Floor + 0.71%),
6.03%, 01/25/36 ............... USD 96 $ 81,910
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. CME Term SOFR +
0.39%), 5.71%, 02/25/37
(a)
.......... 68 51,348
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class A, (3-mo. CME Term SOFR + 1.38%),
6.69%, 01/15/31
(a) (b)
............... 280 279,691
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.76%, 01/22/31
(a) (b)
......... 982 980,063
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 4,679
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.51%),
5.83%, 01/25/47 ............... 21 10,405
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 2.25% Floor + 3.49%),
8.81%, 02/25/47 ............... 40 37,179
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR + 0.41%),
5.73%, 05/25/37
(a)
................ 66 49,364
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo. CME
Term SOFR + 2.14%), 3.73%, 07/25/34
(a)
. 12 11,693
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(a) (d)
....... 50 5,660
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. CME Term
SOFR + 1.28%), 6.65%, 05/06/30 ... 370 368,480
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.63%, 02/05/31 226 223,992
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(a) (b) (d)
...... 9 8,622
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. CME Term
SOFR + 0.52%), 5.84%, 05/25/36
(a)
.... 64 61,097
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.66%, 01/20/31
(a) (b)
............... 241 239,760
LCM XX LP, Series 20A, Class AR, (3-mo. CME
Term SOFR + 1.30%), 6.63%, 10/20/27
(a) (b)
2 1,683
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 28 27,800
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.73%,
12/25/37
(a)
..................... 14 14,112
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(1-mo. CME Term SOFR + 3.36%), 8.68%,
03/25/32
(a)
..................... 4 3,971
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (3-mo. CME Term SOFR +
1.21%), 6.53%, 04/19/30
(a) (b)
......... 460 458,826
Madison Park Funding XLII Ltd., Series 13A,
Class A1, (3-mo. CME Term SOFR +
1.44%), 6.79%, 11/21/30
(a) (b)
......... 285 283,921
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR +
1.20%), 6.54%, 10/21/30
(a) (b)
......... 1,477 1,469,976
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term SOFR +
1.23%), 6.59%, 07/27/31
(a) (b)
......... 733 730,368

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.83%, 07/29/30
(a) (b)
......... USD 265 $ 264,625
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. CME Term SOFR +
1.01%), 6.32%, 04/15/29
(a) (b)
......... 964 958,910
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.75%, 12/18/30
(a) (b)
.... 225 224,388
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. CME Term SOFR + 0.63%),
5.95%, 06/25/46
(a) (b)
............... 7 7,016
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. CME
Term SOFR + 0.50%), 5.82%, 08/25/37 35 27,099
Series 2006-RM3, Class A2B, (1-mo. CME
Term SOFR + 0.29%), 5.61%, 06/25/37 25 5,422
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo. CME
Term SOFR at 0.30% Floor + 0.71%),
6.03%, 12/25/34 ............... 155 136,717
Series 2005-HE5, Class M4, (1-mo. CME
Term SOFR + 0.98%), 6.30%, 09/25/35 94 73,286
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.84%,
10/20/30
(a) (b)
.................... 213 213,143
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 14 6,083
Series 2001-D, Class A4, 6.93%, 09/15/31 8 4,213
Series 2002-B, Class M1, 7.62%, 06/15/32 81 76,766
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. CME
Term SOFR + 1.41%), 6.79%, 11/20/30 535 534,172
Series 2017-14A, Class B, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.59%, 11/20/30 ............... 250 247,237
Octagon Investment Partners 31 Ltd., Series
2017-1A, Class AR, (3-mo. CME Term
SOFR + 1.31%), 6.64%, 07/20/30
(a) (b)
... 655 653,220
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.59%,
07/17/30
(a) (b)
.................... 250 249,191
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.61%, 01/25/31
(a) (b)
... 242 241,106
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.68%, 05/23/31
(a) (b)
............... 223 222,695
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
5.64%, 03/25/37
(a)
.............. 90 71,788
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
................... 64 49,229
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
................... 158 125,376
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
................... 79 67,162
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.65%, 10/15/37
(a) (b)
......... 19 18,193
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
........ 58 49,497
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.86%, 10/22/30
(a) (b)
.... USD 255 $ 253,943
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR + 1.39%), 6.70%, 01/17/31 199 198,476
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR + 1.29%), 6.60%, 04/18/31 ... 236 235,873
Series 2018-2A, Class A1A, (3-mo. CME
Term SOFR + 1.36%), 6.67%, 07/16/31 420 419,345
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b) (e)
.. 76 70,063
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. CME Term SOFR + 1.36%),
6.71%, 07/25/31
(a) (b)
............... 246 245,515
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/20/31
(a) (b)
......... 245 243,241
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.66%, 01/15/30
(a) (b)
............... 1,350 1,346,300
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. CME Term SOFR
+ 0.32%), 5.64%, 10/25/36
(a)
......... 100 68,760
Signal Peak CLO 5 Ltd., Series 2018-5A,
Class A, (3-mo. CME Term SOFR + 1.37%),
6.72%, 04/25/31
(a) (b)
............... 237 236,412
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.83%, 07/20/30
(a) (b)
........ 129 129,376
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 98 94,486
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. CME Term SOFR
+ 0.91%), 6.23%, 01/25/35
(a)
......... 1 1,050
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.58%, 10/13/32
(a) (b)
750 746,432
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 96,262
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.79%, 10/15/29
(a) (b)
.... 216 215,872
Voya CLO Ltd.
(a)(b)
Series 2015-1A, Class A1R, (3-mo. CME
Term SOFR + 1.16%), 6.47%, 01/18/29 91 91,372
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.70%,
10/15/30 .................... 209 208,151
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. CME
Term SOFR + 0.47%), 5.79%, 09/25/36 122 32,896
Series 2006-HE5, Class 1A, (1-mo. CME
Term SOFR + 0.42%), 4.19%, 10/25/36 103 75,414
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (1-mo. CME Term SOFR + 0.51%),
5.83%, 06/25/37
(a) (b)
............... 77 24,256
Total Asset-Backed Securities — 3 .8%
(Cost: $ 30,929,606 ) .............................. 30,091,738

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.4%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... USD 1,695 $ 1,475,971
Boeing Co. (The)
3.95% , 08/01/59 ................. 349 231,587
5.93% , 05/01/60 ................. 192 172,400
Huntington Ingalls Industries, Inc.
3.48% , 12/01/27 ................. 532 486,348
2.04% , 08/16/28 ................. 1,132 950,908
4.20% , 05/01/30 ................. 216 195,345
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................. 496 469,343
2.90% , 12/15/29 ................. 658 560,291
1.80% , 01/15/31 ................. 271 206,993
5.40% , 07/31/33 ................. 316 303,762
Lockheed Martin Corp.
4.45% , 05/15/28 ................. 275 266,150
3.60% , 03/01/35 ................. 559 472,346
Northrop Grumman Corp.
4.70% , 03/15/33 ................. 417 389,322
4.03% , 10/15/47 ................. 465 355,923
4.95% , 03/15/53 ................. 1,040 913,147
RTX Corp.
7.00% , 11/01/28 ................. 445 459,741
4.13% , 11/16/28 ................. 751 700,274
2.25% , 07/01/30 ................. 169 135,973
3.75% , 11/01/46 ................. 130 92,054
2.82% , 09/01/51 ................. 618 353,824
3.03% , 03/15/52 ................. 1,372 825,298
Textron, Inc.
3.90% , 09/17/29 ................. 566 509,848
2.45% , 03/15/31 ................. 348 276,526
10,803,374
Banks — 2.2%
Bank of America Corp.
(a)
(1-day SOFR + 1.57%), 5.82% , 09/15/29 3,709 3,663,481
(1-day SOFR + 1.33%), 2.97% , 02/04/33 397 313,057
(1-day SOFR + 1.83%), 4.57% , 04/27/33 897 796,386
(1-day SOFR + 1.91%), 5.29% , 04/25/34 116 107,939
Barclays plc
(a)
(1-day SOFR + 2.98%), 6.22% , 05/09/34 843 798,565
(1-day SOFR + 2.62%), 6.69% , 09/13/34 374 365,129
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%,
11/17/33
(a)
.................... 1,799 1,793,681
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.75%), 4.57% , 06/14/30 609 568,097
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 .................... 251 188,792
(1-day SOFR + 1.07%), 1.95% , 02/04/32 311 235,854
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32 .................... 455 358,916
(1-day SOFR + 1.18%), 2.55% , 11/08/32 101 78,163
(1-day SOFR + 1.26%), 2.96% , 01/25/33 2,245 1,787,305
(1-day SOFR + 1.85%), 5.35% , 06/01/34 781 740,604
Morgan Stanley Bank NA, 4.75%, 04/21/26 . 394 385,117
Washington Mutual Escrow Bonds
(e)(f)(g)
0.00% , 11/06/09 ................. 300 750
0.00% , 09/19/17
(a) (h)
............... 250 —
0.00% , 09/29/17 ................. 500 —
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 1,289 1,257,538
(1-day SOFR + 2.02%), 5.39% , 04/24/34 654 611,429
(1-day SOFR + 1.99%), 5.56% , 07/25/34 1,741 1,648,524
Wells Fargo Bank NA, 5.45%, 08/07/26 ... 1,536 1,525,717
17,225,044
Security
Par (000)
Par (000) Value
Biotechnology — 0.7%
AbbVie, Inc.
4.55% , 03/15/35 ................. USD 553 $ 503,002
4.50% , 05/14/35 ................. 627 566,516
4.88% , 11/14/48 ................. 236 206,237
4.25% , 11/21/49 ................. 186 147,249
Amgen, Inc.
5.25% , 03/02/30 ................. 1,697 1,657,946
4.40% , 02/22/62 ................. 733 543,045
5.75% , 03/02/63 ................. 905 834,845
Gilead Sciences, Inc.
1.65% , 10/01/30 ................. 775 605,126
2.60% , 10/01/40 ................. 763 503,636
5.65% , 12/01/41 ................. 161 156,317
4.80% , 04/01/44 ................. 45 39,237
5,763,156
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 101 89,219
Capital Markets — 3.2%
Charles Schwab Corp. (The)
(a)
(1-day SOFR + 2.50%), 5.85% , 05/19/34 263 250,085
(1-day SOFR + 2.01%), 6.14% , 08/24/34 637 619,646
Credit Suisse AG
4.75% , 08/09/24 ................. 996 981,845
3.63% , 09/09/24 ................. 534 519,714
7.95% , 01/09/25 ................. 500 508,841
3.70% , 02/21/25 ................. 1,302 1,255,082
5.00% , 07/09/27 ................. 1,044 1,002,842
7.50% , 02/15/28 ................. 955 998,955
Deutsche Bank AG
5.37% , 09/09/27 ................. 1,092 1,066,366
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
228 226,645
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 654 541,975
Gaci First Investment Co., 4.75%, 02/14/30
(i)
200 190,244
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.51%), 5.83% , 09/10/24 1,973 1,968,304
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 .................... 1,039 961,105
(1-day SOFR + 1.28%), 2.62% , 04/22/32 773 603,773
(1-day SOFR + 1.25%), 2.38% , 07/21/32 165 125,662
(1-day SOFR + 1.26%), 2.65% , 10/21/32 1,729 1,334,559
(1-day SOFR + 1.41%), 3.10% , 02/24/33 415 331,878
Moody's Corp., 3.10%, 11/29/61 ........ 185 107,452
Morgan Stanley
(a)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 .................... 175 159,574
(1-day SOFR + 1.59%), 5.16% , 04/20/29 1,224 1,177,555
(1-day SOFR + 1.63%), 5.45% , 07/20/29 1,678 1,635,159
(1-day SOFR + 1.14%), 2.70% , 01/22/31 1,330 1,087,422
(1-day SOFR + 1.18%), 2.24% , 07/21/32 1,364 1,028,028
(1-day SOFR + 1.20%), 2.51% , 10/20/32 752 575,101
(1-day SOFR + 1.29%), 2.94% , 01/21/33 256 201,602
(1-day SOFR + 1.87%), 5.25% , 04/21/34 546 506,950
(1-day SOFR + 1.88%), 5.42% , 07/21/34 1,832 1,728,111
MSCI, Inc.
(b)
4.00% , 11/15/29 ................. 226 198,496
3.88% , 02/15/31 ................. 538 455,797
3.25% , 08/15/33 ................. 547 420,998
Nasdaq, Inc.
5.55% , 02/15/34 ................. 211 201,389
6.10% , 06/28/63 ................. 277 257,607
S&P Global, Inc., 5.25%, 09/15/33
(b)
..... 265 258,304
UBS Group AG
3.75% , 03/26/25 ................. 250 240,452

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. LIBOR USD + 1.41%), 3.87% ,
01/12/29
(a) (b)
.................. USD 726 $ 657,599
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(a) (b)
.................. 1,019 770,409
25,155,526
Chemicals — 0.0%
Eastman Chemical Co., 5.75%, 03/08/33 .. 110 105,104
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 5.00%, 04/01/34 .. 82 77,623
Waste Management, Inc., 4.88%, 02/15/34 . 204 193,060
270,683
Communications Equipment — 0.2%
Motorola Solutions, Inc.
2.75% , 05/24/31 ................. 484 382,288
5.60% , 06/01/32 ................. 801 766,281
5.50% , 09/01/44 ................. 512 448,840
1,597,409
Consumer Finance — 0.1%
Capital One Financial Corp., (1-day SOFR +
2.60%), 5.82%, 02/01/34
(a)
.......... 436 392,923
Containers & Packaging — 0.0%
Berry Global, Inc., 5.50%, 04/15/28
(b)
..... 378 365,135
Diversified REITs — 1.0%
Extra Space Storage LP, 5.50%, 07/01/30 .. 180 174,055
GLP Capital LP
5.75% , 06/01/28 ................. 804 770,876
4.00% , 01/15/30 ................. 1,209 1,025,298
3.25% , 01/15/32 ................. 260 201,783
Prologis LP, 5.13%, 01/15/34 .......... 427 403,244
VICI Properties LP
(b)
4.25% , 12/01/26 ................. 749 697,881
3.75% , 02/15/27 ................. 1,431 1,298,509
3.88% , 02/15/29 ................. 610 527,109
4.63% , 12/01/29 ................. 2,460 2,182,143
4.13% , 08/15/30 ................. 400 340,152
7,621,050
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
5.40% , 02/15/34 ................. 268 250,821
4.50% , 05/15/35 ................. 526 448,664
3.55% , 09/15/55 ................. 695 425,450
3.80% , 12/01/57 ................. 550 348,439
3.65% , 09/15/59 ................. 1,105 672,335
Verizon Communications, Inc.
3.15% , 03/22/30 ................. 92 78,526
7.75% , 12/01/30 ................. 97 108,017
1.75% , 01/20/31 ................. 595 448,367
2.36% , 03/15/32 ................. 1,165 888,847
4.40% , 11/01/34 ................. 1,252 1,085,630
2.65% , 11/20/40 ................. 140 88,623
2.99% , 10/30/56 ................. 311 172,634
3.00% , 11/20/60 ................. 141 76,344
5,092,697
Electric Utilities — 2.4%
AEP Texas, Inc.
3.95% , 06/01/28 ................. 241 223,233
5.40% , 06/01/33 ................. 421 401,364
3.80% , 10/01/47 ................. 530 359,669
3.45% , 05/15/51 ................. 305 193,780
AEP Transmission Co. LLC
3.80% , 06/15/49 ................. 155 112,199
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.15% , 09/15/49 ................. USD 134 $ 85,934
Series N, 2.75% , 08/15/51 .......... 253 144,197
Series O, 4.50% , 06/15/52 .......... 144 116,657
Alabama Power Co.
5.50% , 03/15/41 ................. 155 142,105
3.75% , 03/01/45 ................. 268 194,359
3.45% , 10/01/49 ................. 123 81,741
3.00% , 03/15/52 ................. 143 86,444
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 521 411,858
Baltimore Gas & Electric Co.
3.75% , 08/15/47 ................. 797 567,550
4.25% , 09/15/48 ................. 105 80,858
CenterPoint Energy Houston Electric LLC
3.95% , 03/01/48 ................. 85 64,134
Series AD, 2.90% , 07/01/50 ......... 414 252,182
Series AF, 3.35% , 04/01/51 ......... 113 75,254
Commonwealth Edison Co.
Series 127, 3.20% , 11/15/49 ......... 716 452,851
Series 130, 3.13% , 03/15/51 ......... 217 136,404
Series 131, 2.75% , 09/01/51 ......... 145 82,233
DTE Electric Co.
3.95% , 03/01/49 ................. 533 395,959
Series B, 3.25% , 04/01/51 .......... 280 180,274
5.40% , 04/01/53 ................. 227 212,175
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................. 326 232,499
3.95% , 03/15/48 ................. 435 319,787
3.45% , 04/15/51 ................. 226 151,258
5.40% , 01/15/54 ................. 225 207,850
Duke Energy Florida LLC
2.50% , 12/01/29 ................. 337 285,654
1.75% , 06/15/30 ................. 163 128,268
3.00% , 12/15/51 ................. 351 213,752
5.95% , 11/15/52 ................. 642 630,546
Duke Energy Progress LLC
3.45% , 03/15/29 ................. 386 349,998
2.50% , 08/15/50 ................. 461 251,722
4.00% , 04/01/52 ................. 338 245,885
5.35% , 03/15/53 ................. 106 96,344
Edison International
5.75% , 06/15/27 ................. 397 393,327
5.25% , 11/15/28 ................. 761 732,190
6.95% , 11/15/29 ................. 343 353,739
Entergy Arkansas LLC, 2.65%, 06/15/51 ... 129 71,871
Eversource Energy, 5.45%, 03/01/28 ..... 240 237,219
Exelon Corp., 4.10%, 03/15/52 ......... 105 75,934
FirstEnergy Corp.
2.05% , 03/01/25 ................. 52 48,789
Series B, 4.15% , 07/15/27
(d)
......... 349 324,385
Series C, 5.10% , 07/15/47
(a) (d)
........ 43 36,492
Series C, 3.40% , 03/01/50 .......... 192 119,338
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 485 379,694
Florida Power & Light Co.
3.99% , 03/01/49 ................. 111 83,395
3.15% , 10/01/49 ................. 204 132,786
2.88% , 12/04/51 ................. 135 81,730
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
.................... 71 61,082
Georgia Power Co., Series A, 3.25%, 03/15/51 119 75,399
MidAmerican Energy Co., 2.70%, 08/01/52 . 255 144,439
Northern States Power Co.
2.90% , 03/01/50 ................. 459 280,938
2.60% , 06/01/51 ................. 166 93,863

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.20% , 04/01/52 ................. USD 165 $ 105,514
5.10% , 05/15/53 ................. 127 113,629
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 94 79,681
Ohio Power Co.
Series Q, 1.63% , 01/15/31 .......... 425 322,849
5.00% , 06/01/33 ................. 578 542,323
4.00% , 06/01/49 ................. 146 106,408
Series R, 2.90% , 10/01/51 .......... 450 266,734
Pacific Gas & Electric Co.
4.25% , 03/15/46 ................. 193 127,522
3.95% , 12/01/47
(a)
................ 270 172,864
4.95% , 07/01/50 ................. 268 199,759
3.50% , 08/01/50 ................. 1,199 713,774
5.25% , 03/01/52 ................. 157 120,999
6.70% , 04/01/53 ................. 141 132,421
PECO Energy Co.
3.90% , 03/01/48 ................. 103 77,077
2.80% , 06/15/50 ................. 439 259,297
3.05% , 03/15/51 ................. 374 231,114
Public Service Co. of New Hampshire
3.60% , 07/01/49 ................. 116 81,607
5.15% , 01/15/53 ................. 207 186,487
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................. 87 80,673
2.45% , 01/15/30 ................. 803 670,772
4.90% , 12/15/32 ................. 274 262,764
2.05% , 08/01/50 ................. 147 75,068
Southern California Edison Co.
5.65% , 10/01/28 ................. 80 79,857
2.25% , 06/01/30 ................. 1,102 884,762
Series G, 2.50% , 06/01/31 .......... 95 75,509
5.95% , 11/01/32 ................. 728 726,056
Union Electric Co., 2.63%, 03/15/51 ..... 234 132,794
Virginia Electric & Power Co.
Series D, 4.65% , 08/15/43 .......... 102 83,810
4.45% , 02/15/44 ................. 253 201,416
19,007,127
Financial Services — 0.1%
Global Payments, Inc.
3.20% , 08/15/29 ................. 447 380,136
2.90% , 05/15/30 ................. 752 616,510
996,646
Food Products — 0.0%
BRF SA, 4.88%, 01/24/30
(i)
........... 200 161,250
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 188 144,737
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 80 78,949
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 176 138,707
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 164,500
526,893
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.70% , 09/01/45 ................. 128 109,124
3.05% , 02/15/51 ................. 127 80,413
3.30% , 09/15/51 ................. 150 100,559
2.88% , 06/15/52 ................. 527 324,164
CSX Corp.
4.30% , 03/01/48 ................. 296 233,981
3.35% , 09/15/49 ................. 118 78,690
Norfolk Southern Corp.
3.40% , 11/01/49 ................. 195 128,715
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.05% , 05/15/50 ................. USD 413 $ 256,195
2.90% , 08/25/51 ................. 226 135,059
4.05% , 08/15/52 ................. 148 109,786
3.16% , 05/15/55 ................. 251 153,561
Penske Truck Leasing Co. LP, 6.05%,
08/01/28
(b)
.................... 782 772,190
Ryder System, Inc., 5.25%, 06/01/28 ..... 98 95,378
Union Pacific Corp.
3.95% , 08/15/59 ................. 315 226,165
3.84% , 03/20/60 ................. 227 159,092
3.55% , 05/20/61 ................. 272 177,605
4.10% , 09/15/67 ................. 103 74,649
3.75% , 02/05/70 ................. 127 84,877
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 79 74,314
3,374,517
Health Care Providers & Services — 0.6%
Elevance Health, Inc., 3.13%, 05/15/50 ... 647 406,963
HCA, Inc.
5.38% , 02/01/25 ................. 346 342,338
5.25% , 04/15/25 ................. 179 176,786
5.88% , 02/15/26 ................. 1,010 1,004,402
5.25% , 06/15/26 ................. 81 79,298
4.13% , 06/15/29 ................. 186 168,382
3.50% , 09/01/30 ................. 1,929 1,631,983
UnitedHealth Group, Inc.
4.20% , 01/15/47 ................. 241 192,811
3.25% , 05/15/51 ................. 263 172,833
3.88% , 08/15/59 ................. 105 74,695
4.95% , 05/15/62 ................. 88 75,857
5.20% , 04/15/63 ................. 21 18,747
4,345,095
Hotels, Restaurants & Leisure — 0.0%
Grupo Posadas SAB de CV, 5.00%,
12/30/27
(d) (i)
................... 55 45,613
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b) (j)
...... 15 21,229
Aon Corp., 5.35%, 02/28/33 .......... 255 244,457
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 179 105,284
Marsh & McLennan Cos., Inc., 5.45%, 03/15/53 157 146,553
517,523
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 4.65%, 08/15/62 .... 407 323,777
IT Services — 0.0%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 . 351 342,436
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 ................. 254 244,148
5.09% , 08/10/33 ................. 600 580,168
824,316
Machinery — 0.0%
Otis Worldwide Corp., 5.25%, 08/16/28 ... 150 147,446
Media — 0.3%
Charter Communications Operating LLC
4.80% , 03/01/50 ................. 259 181,110
3.70% , 04/01/51 ................. 629 366,010
3.90% , 06/01/52 ................. 945 564,995
6.83% , 10/23/55 ................. 89 78,645
3.85% , 04/01/61 ................. 476 266,021
3.95% , 06/30/62 ................. 138 78,280

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.
4.40% , 08/15/35 ................. USD 150 $ 132,488
4.65% , 07/15/42 ................. 266 224,043
2.45% , 08/15/52 ................. 309 167,571
2.94% , 11/01/56 ................. 291 165,383
Cox Communications, Inc., 3.15%, 08/15/24
(b)
83 80,983
2,305,529
Metals & Mining — 0.2%
Anglo American Capital plc
(b)
2.88% , 03/17/31 ................. 400 317,368
5.50% , 05/02/33 ................. 288 268,920
Glencore Funding LLC
(b)
6.38% , 10/06/30 ................. 553 551,511
5.70% , 05/08/33 ................. 553 524,371
Newmont Corp., 2.25%, 10/01/30 ....... 250 199,040
1,861,210
Multi-Utilities — 0.3%
Ameren Illinois Co.
3.70% , 12/01/47 ................. 232 168,981
3.25% , 03/15/50 ................. 220 144,464
Consumers Energy Co.
4.63% , 05/15/33 ................. 132 122,878
3.75% , 02/15/50 ................. 673 486,883
NiSource, Inc.
5.25% , 03/30/28 ................. 588 576,263
5.40% , 06/30/33 ................. 353 338,333
San Diego Gas & Electric Co.
3.32% , 04/15/50 ................. 114 72,742
5.35% , 04/01/53 ................. 696 632,087
2,542,631
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................. 100 101,346
5.38% , 03/01/30 ................. 446 410,618
Apache Corp., 4.75%, 04/15/43 ........ 549 399,871
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................. 245 195,024
3.40% , 01/15/38 ................. 996 785,343
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 ................. 1,161 1,152,362
5.13% , 06/30/27 ................. 1,967 1,911,436
3.70% , 11/15/29 ................. 108 95,809
2.74% , 12/31/39 ................. 268 200,408
Cheniere Energy Partners LP
4.50% , 10/01/29 ................. 780 706,269
4.00% , 03/01/31 ................. 1,499 1,281,549
3.25% , 01/31/32 ................. 1,341 1,065,824
5.95% , 06/30/33
(b)
................ 509 490,915
Devon Energy Corp., 4.75%, 05/15/42 .... 187 148,567
Diamondback Energy, Inc.
3.25% , 12/01/26 ................. 3,122 2,918,943
3.50% , 12/01/29 ................. 4,155 3,686,984
3.13% , 03/24/31 ................. 1,907 1,588,496
Enbridge, Inc.
5.70% , 03/08/33 ................. 243 232,794
2.50% , 08/01/33 ................. 207 153,544
Energian Israel Finance Ltd., 8.50%,
09/30/33
(b) (i)
................... 12 11,985
Energy Transfer LP
4.90% , 03/15/35 ................. 179 157,427
5.15% , 02/01/43 ................. 315 250,327
5.00% , 05/15/50 ................. 2,696 2,114,870
EQT Corp.
3.13% , 05/15/26
(b)
................ 569 526,433
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.90% , 10/01/27 ................. USD 1,031 $ 953,648
5.00% , 01/15/29 ................. 58 54,521
7.00% , 02/01/30
(a) (d)
............... 824 847,682
3.63% , 05/15/31
(b)
................ 415 351,065
Hess Corp., 5.60%, 02/15/41 .......... 113 102,036
Kinder Morgan Energy Partners LP, 4.70%,
11/01/42 ..................... 814 631,519
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (i)
.. 4 3,678
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 ................. 230 217,116
3.25% , 07/15/31 ................. 1,253 996,023
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 1,232 1,163,118
Occidental Petroleum Corp., 7.88%, 09/15/31 386 417,691
ONEOK, Inc., 6.63%, 09/01/53 ......... 344 336,847
Pioneer Natural Resources Co., 2.15%,
01/15/31 ..................... 101 79,699
Sabine Pass Liquefaction LLC
5.75% , 05/15/24 ................. 100 99,789
5.63% , 03/01/25 ................. 2,581 2,564,734
5.88% , 06/30/26 ................. 1,532 1,529,314
5.90% , 09/15/37 ................. 323 317,935
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b) (k)
............... 46 5,158
Targa Resources Corp.
4.20% , 02/01/33 ................. 118 100,334
6.13% , 03/15/33 ................. 188 184,296
Targa Resources Partners LP
5.00% , 01/15/28 ................. 398 378,498
4.88% , 02/01/31 ................. 1,625 1,455,431
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 889 811,388
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 ................. 220 228,731
4.00% , 03/15/28 ................. 895 833,504
4.60% , 03/15/48 ................. 171 135,451
3.95% , 05/15/50 ................. 263 186,953
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
1,877 1,777,960
Western Midstream Operating LP, 6.35%,
01/15/29 ..................... 280 280,577
37,631,840
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
......... 1 485
American Airlines Pass-Through Trust, Series
2019-1, Class AA, 3.15%, 02/15/32 .... 156 133,197
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 60 50,970
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 413,094
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65% , 10/07/25 8 7,477
Series 2020-1, Class B, 4.88% , 01/15/26 87 84,491
Series 2014-1, Class A, 4.00% , 04/11/26 112 106,749
Series 2016-1, Class AA, 3.10% , 07/07/28 10 8,647
Series 2016-2, Class AA, 2.88% , 10/07/28 63 55,617
Series 2019-2, Class AA, 2.70% , 05/01/32 30 24,797
885,524
Pharmaceuticals — 0.3%
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ................. 637 602,142
5.30% , 05/19/53 ................. 1,215 1,128,920
5.34% , 05/19/63 ................. 179 163,525
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ..................... 512 411,718
2,306,305

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
(i)
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(f) (g)
................... USD 200 $ 8,000
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 73,080
81,080
Retail REITs — 0.1%
NNN REIT, Inc.
3.50% , 04/15/51 ................. 122 76,687
3.00% , 04/15/52 ................. 366 206,458
Realty Income Corp.
3.10% , 12/15/29 ................. 208 180,098
4.85% , 03/15/30 ................. 111 104,612
567,855
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
3.42% , 04/15/33 ................. 529 423,124
3.47% , 04/15/34 ................. 308 241,907
3.14% , 11/15/35 ................. 670 488,485
3.19% , 11/15/36 ................. 579 415,715
KLA Corp.
3.30% , 03/01/50 ................. 445 295,723
5.25% , 07/15/62 ................. 85 76,360
NXP BV, 4.30%, 06/18/29 ............ 383 350,322
2,291,636
Software — 0.3%
Oracle Corp.
3.85% , 07/15/36 ................. 260 205,571
3.60% , 04/01/40 ................. 980 708,091
4.13% , 05/15/45 ................. 550 398,703
4.00% , 07/15/46 ................. 108 76,209
4.00% , 11/15/47 ................. 124 87,147
3.95% , 03/25/51 ................. 672 460,686
4.38% , 05/15/55 ................. 223 160,695
2,097,102
Specialized REITs — 0.7%
American Tower Corp.
3.95% , 03/15/29 ................. 443 400,710
2.10% , 06/15/30 ................. 159 123,746
1.88% , 10/15/30 ................. 686 519,112
2.70% , 04/15/31 ................. 618 490,116
2.30% , 09/15/31 ................. 264 200,349
4.05% , 03/15/32 ................. 202 174,111
5.65% , 03/15/33 ................. 80 76,901
5.55% , 07/15/33 ................. 178 169,609
Crown Castle, Inc.
3.10% , 11/15/29 ................. 1,081 919,583
3.30% , 07/01/30 ................. 915 772,247
5.10% , 05/01/33 ................. 1,442 1,333,196
Equinix, Inc., 2.15%, 07/15/30 ......... 294 230,917
5,410,597
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50% , 04/15/30 ................. 460 429,230
5.00% , 04/15/40 ................. 212 185,992
2.80% , 09/15/41 ................. 494 319,080
934,302
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, 4.90%, 10/01/26 ... 944 921,016
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 262 255,776
1,176,792
Security
Par (000)
Par (000) Value
Tobacco — 0.3%
Altria Group, Inc.
4.80% , 02/14/29 ................. USD 315 $ 299,592
4.50% , 05/02/43 ................. 593 440,790
5.38% , 01/31/44 ................. 376 337,033
BAT Capital Corp.
4.76% , 09/06/49 ................. 268 188,477
3.98% , 09/25/50 ................. 153 96,023
7.08% , 08/02/53 ................. 693 654,648
Philip Morris International, Inc., 5.13%,
11/17/27 ..................... 232 227,172
Reynolds American, Inc., 5.85%, 08/15/45 .. 219 181,405
2,425,140
Wireless Telecommunication Services — 0.8%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 168,827
Sprint LLC
7.13% , 06/15/24 ................. 4,084 4,108,843
7.63% , 02/15/25 ................. 1,508 1,530,098
T-Mobile USA, Inc., 3.88%, 04/15/30 ..... 705 624,610
6,432,378
Total Corporate Bonds — 21 .9%
(Cost: $ 184,402,718 ) ............................. 174,043,880
Floating Rate Loan Interests
Building Products — 0.0%
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
10/02/28
(a)
. —
(c)
147
Chemicals — 0.0%
Bakelite US Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.54%
,
05/29/29
(a)
...... 165 162,497
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A , (3-mo. LIBOR USD + 3.75%),
0.00%
,
02/21/24
(a) (e) (f) (g)
............. 21 2,310
Financial Services — 0.1%
(a)
Caliber Home Loans, Term Loan , (1-mo. LIBOR
USD + 0.00%), 8.68%
,
07/15/26
(e)
..... 610 611,220
EURO Parfums, Term Loan , 01/01/30
(l)
.... 34 32,980
644,200
Health Care Providers & Services — 0.0%
Select Medical Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 3.00%),
8.32%
,
03/06/27
(a)
................ —
(c)
111
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
10/06/28
(a)
. 78 66,013
IT Services — 0.0%
ConnectWise LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.93%
,
09/29/28
(a)
......... 46 44,927
Media — 0.0%
Gray Television, Inc., Term Loan D , (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
12/01/28
(a)
116 112,486

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.68%
,
04/16/28
(a)
......... USD 86 $ 84,878
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 1,152,549 ) .............................. 1,117,569
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95% , 07/21/27
(i)
................ 22 17,542
8.50% , 06/27/29
(i)
................ 10 7,993
7.00% , 09/30/33
(d) (i)
............... 29 22,225
7.00% , 12/15/47
(b)
................ 33 20,955
68,715
Colombia — 0.0%
Ecopetrol SA
6.88% , 04/29/30 ................. 225 204,525
8.88% , 01/13/33 ................. 45 43,840
248,365
Mexico — 0.1%
Petroleos Mexicanos
4.88% , 01/18/24 ................. 46 45,617
Series 13-2, 7.19% , 09/12/24 ........ MXN 11 59,809
6.88% , 08/04/26 ................. USD 258 236,312
8.75% , 06/02/29 ................. 90 79,388
421,126
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 200 188,000
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 957,890 ) ................................ 926,206
Foreign Government Obligations
(a)
Argentina — 0.0%
Argentine Republic (The)
(d)
3.62% , 07/09/35 ................. 66 16,367
4.25% , 01/09/38 ................. 56 16,386
32,753
Colombia — 0.1%
Republic of Colombia
7.50% , 08/26/26 ................. COP 1,052,000 236,729
5.75% , 11/03/27 ................. 641,000 130,668
8.00% , 04/20/33 ................. USD 200 197,594
564,991
Czech Republic — 0.0%
Czech Republic
5.50% , 12/12/28 ................. CZK 4,850 217,188
5.00% , 09/30/30 ................. 2,590 113,706
4.20% , 12/04/36
(i)
................ 860 34,748
365,642
Egypt — 0.0%
Arab Republic of Egypt, 7.63%
,
05/29/32
(i)
.. USD 200 114,918
Indonesia — 0.1%
Republic of Indonesia
4.10% , 04/24/28 ................. 200 188,554
3.05% , 03/12/51 ................. 641 414,291
602,845
Security
Par (000)
Par (000) Value
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 4.88%
,
01/30/32
(i)
. EUR 100 $ 80,116
Mexico — 0.3%
United Mexican States
7.50% , 06/03/27 ................. MXN 36 188,818
8.50% , 05/31/29 ................. 110 592,149
2.66% , 05/24/31 ................. USD 1,158 914,114
8.50% , 11/18/38 ................. MXN 50 254,417
4.50% , 01/31/50 ................. USD 1,011 727,536
2,677,034
Morocco — 0.0%
Kingdom of Morocco, 6.50%
,
09/08/33
(b)
... 200 196,196
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................. 347 318,605
4.50% , 04/01/56 ................. 488 319,640
638,245
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 ....... 576 378,242
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................. 516 467,986
3.20% , 07/06/46 ................. 629 412,826
880,812
Romania — 0.0%
Romania Government Bond, 2.13%
,
03/07/28
(i)
EUR 54 49,465
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f) (g)
... RUB 13,759 34,932
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(i)
. USD 200 122,078
Ukraine — 0.0%
Ukraine Government Bond
(f)(g)(i)
7.75% , 09/01/29 ................. 100 28,400
7.75% , 08/01/41
(a)
................ 72 32,940
61,340
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................. 179 176,302
5.10% , 06/18/50 ................. 234 207,145
383,447
Total Foreign Government Obligations — 0 .9%
(Cost: $ 8,782,979 ) .............................. 7,183,056
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(m)
..................... 14,408,518 132,558,363
Total Investment Companies — 16 .7%
(Cost: $ 144,284,000 ) ............................. 132,558,363

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0 .4%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................. USD 290 $ 333,616
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ......... 110 120,249
Los Angeles Unified School District , Series
2010RY , GO , 6.76% , 07/01/34 ........ 500 540,568
State of California
Series 2018 , GO , 4.60% , 04/01/38 ..... 1,215 1,096,608
Series 2009 , GO , 7.55% , 04/01/39 ..... 65 76,151
University of California , Series 2012AD , RB ,
4.86% , 05/15/12 ................. 75 61,656
2,228,848
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ........ 53 55,770
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................. 775 735,511
Louisiana — 0 .1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A , RB ,
4.15% , 02/01/33 ................. 620 581,579
Massachusetts — 0 .0%
Massachusetts Housing Finance Agency ,
Series 2015A , RB, AMT , 4.50% , 12/01/48 30 25,346
New Jersey — 0 .1%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 .............. 237 276,383
New York — 0 .0%
Metropolitan Transportation Authority , Series
2010A , RB , 6.67% , 11/15/39 ......... 195 199,636
New York City Municipal Water Finance
Authority
Series 2010EE , RB , 6.01% , 06/15/42 ... 105 107,940
Series 2011CC , RB , 5.88% , 06/15/44 ... 155 156,940
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ......... 60 57,746
Port Authority of New York & New Jersey
Series 2010-165 , RB , 5.65% , 11/01/40 .. 120 119,177
Series 2014-181 , RB , 4.96% , 08/01/46 .. 195 177,107
818,546
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 .............. 135 167,900
Texas — 0 .0%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 .... 215 215,576
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................. 215 213,991
429,567
Total Municipal Bonds — 0 .7%
(Cost: $ 6,215,014 ) .............................. 5,319,450
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 5.42% Cap + 0.46%),
5.42%, 06/25/35
(a)
.............. USD 90 $ 73,194
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.63%, 02/25/36
(a)
........ 13 11,665
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 48 23,887
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 3,648
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Cap +
1.73%), 6.36%, 11/25/46
(a)
........ 50 38,343
Series 2006-OA16, Class A4C, (1-mo. CME
Term SOFR + 0.79%), 6.11%, 10/25/46
(a)
126 89,059
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.81%, 07/25/46
(a)
.............. 7 5,632
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR + 0.57%), 5.89%, 11/25/36
(a)
55 47,070
Series 2006-OC7, Class 2A3, (1-mo. CME
Term SOFR + 0.61%), 5.93%, 07/25/46
(a)
59 52,242
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,151
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR + 0.39%), 5.71%, 04/25/47
(a)
13 11,167
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 5.57%,
10/25/46 .................... 43 28,956
Series 2006-4, Class 1A12, (1-mo. CME
Term SOFR + 0.32%), 5.64%, 10/25/46 50 26,166
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 5.33%,
02/25/47 .................... 50 19,345
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.03%, 07/31/57 281 108,517
Series 2016-3, Class 3A, (1-mo. CME Term
SOFR + 2.96%), 8.28%, 09/27/46 ... 23 23,063
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 122 35,038
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 55 53,054
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.45% Floor + 0.79%), 6.11%, 09/25/37
(a) (b)
73 65,741
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. CME
Term SOFR at 11.00% Cap + 0.39%),
5.71%, 08/25/36 ............... 12 11,895
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.17% Floor and 10.50%
Cap + 0.45%), 5.77%, 03/25/37 ..... 68 61,881
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.57%, 03/25/37 ..... 9 7,379
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.20% Floor and 10.50%
Cap + 0.51%), 5.83%, 09/25/47 ..... 30 26,840

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-AR4, Class 2A1, (1-mo. CME
Term SOFR at 10.50% Cap + 0.32%),
5.64%, 06/25/37 ............... USD 10 $ 8,894
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 654 277,930
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 5.59%,
04/25/46
(a)
................... 128 38,891
Series 2006-OA5, Class 3A1, (1-mo. CME
Term SOFR + 0.51%), 5.83%, 04/25/46
(a)
14 12,469
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 63,138
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 37 29,660
Series 2008-2, Class 1A1, 6.50%, 06/25/38 54 40,699
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 107,994
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 6.25%, 11/25/35
(a)
. 41 9,500
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a) (b) (e)
.............. —
(c)
1
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, (1-mo.
CME Term SOFR at 0.17% Floor + 0.45%),
5.77%, 08/25/47
(a)
................ 89 77,380
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
..................... 7 5,543
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 10.50% Cap + 2.00%), 6.63%, 03/25/36
(a)
12 10,794
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. CME
Term SOFR + 0.46%), 5.78%, 01/25/35 30 26,593
Series 2005-RP2, Class 1AF, (1-mo. CME
Term SOFR + 0.46%), 5.78%, 03/25/35 34 29,860
Series 2006-RP1, Class 1AF1, (1-mo. CME
Term SOFR at 9.15% Cap + 0.46%),
5.78%, 01/25/36 ............... 28 22,534
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 2 2,763
HarborView Mortgage Loan Trust, Series 2007-
4, Class 2A2, (1-mo. CME Term SOFR at
10.00% Cap + 0.61%), 5.69%, 07/19/47
(a)
83 75,536
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.69%,
09/25/37 .................... 66 44,074
Series 2007-FLX5, Class 2A2, (1-mo. CME
Term SOFR + 0.35%), 5.67%, 08/25/37 75 64,846
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 6.26%, 08/25/37
(a) (b)
........ 14 9,074
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. CME
Term SOFR + 0.53%), 5.85%, 04/25/37
(a)
. 93 73,680
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD at
9.00% Cap + 0.34%), 5.78%, 04/16/36
(a) (b)
198 189,064
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
. 34 31,909
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.42% Floor + 0.53%),
5.85%, 06/25/37
(a)
................ USD 10 $ 8,787
PRPM LLC
(a)(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
765 732,671
Series 2023-1, Class A1, 6.88%, 02/25/28 358 357,088
RALI Trust, Series 2007-QH9, Class A1, 5.94%,
11/25/37
(a)
..................... 20 16,392
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
9.50% Cap + 0.51%), 5.83%, 09/25/35
(a) (b)
3 2,216
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.31%, 05/25/57
(a)
... 19 6,221
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.96%,
04/25/36
(a)
..................... 36 20,503
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.81%, 06/25/36 ..... 55 45,899
Series 2006-AR5, Class 2A1, (1-mo. CME
Term SOFR at 10.50% Cap + 0.53%),
5.85%, 05/25/46 ............... 32 21,152
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 36 30,884
Series 2006-4, Class 3A1, 6.50%,
05/25/36
(a) (d)
.................. 24 19,113
3,341,685
Commercial Mortgage-Backed Securities — 0.7%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a) (b)
......... 200 158,501
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.48% Floor + 1.59%),
7.17%, 09/15/34 ............... 100 90,243
Series 2017-280P, Class E, (1-mo. CME
Term SOFR at 1.48% Floor + 2.17%),
7.75%, 09/15/34 ............... 137 118,162
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.61%, 04/15/35
(a) (b)
.... 19 18,266
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 300 251,973
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ............... 100 93,323
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ............... 100 90,301
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR + 1.75%), 7.33%, 09/15/34 650 644,317
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.88%,
01/25/36 .................... 24 21,993
Series 2005-4A, Class M1, (1-mo. CME
Term SOFR at 0.45% Floor + 0.79%),
6.11%, 01/25/36 ............... 18 16,197
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.54% Floor + 0.65%), 5.97%,
04/25/36 .................... 6 5,365

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.49%), 5.81%,
10/25/36 .................... USD 9 $ 8,016
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.88%,
10/25/36 .................... 7 6,696
Series 2007-2A, Class A1, (1-mo. CME Term
SOFR + 0.38%), 5.70%, 07/25/37 ... 17 14,920
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.72%
Floor + 0.92%), 6.25%, 03/15/37
(a) (b)
.... 35 32,378
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 60 54,763
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR + 1.55%), 6.88%,
07/15/35
(a) (b)
.................... 140 138,211
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
.......... 105 95,588
BX Commercial Mortgage Trust, Series 2020-
VKNG, Class A, (1-mo. CME Term SOFR +
1.04%), 6.38%, 10/15/37
(a) (b)
......... 60 59,015
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 60 43,403
Series 2017-CC, Class E, 3.67%, 08/13/37 110 72,630
Series 2017-GM, Class D, 3.54%, 06/13/39 200 165,514
Series 2017-GM, Class E, 3.54%, 06/13/39 50 38,119
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR + 1.80%), 7.13%, 12/15/37
(a) (b)
... 100 98,803
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR + 2.50%), 6.32%, 05/22/34
(a) (b)
. EUR 364 371,348
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 26,949
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,446
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a) (b)
.................... 126 106,535
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.08%, 04/10/49
(a)
. 20 17,349
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a) (b)
.... 100 76,826
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.36%, 05/15/36
(a) (b)
............... 587 585,906
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.33%, 12/15/30
(a)
.............. 60 57,147
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 83,219
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR + 3.14%), 8.48%, 09/09/24
(a)
224 225,669
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 210 154,458
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 80 55,650
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 96,690
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 68,500
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 101,860
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 97,349
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
................... USD 100 $ 95,472
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a) (b)
.................... 100 79,036
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 8,140
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR + 2.18%),
7.51%, 09/15/39
(a) (b)
............... 300 300,561
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(1-mo. CME Term SOFR + 0.36%), 5.68%,
03/25/37
(a) (b)
.................... 1 1,113
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.28%, 04/20/48
(a) (b)
.. 6 6,226
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a) (b)
...... 190 111,728
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR + 2.27%), 7.61%, 08/19/35
(a) (b)
270 269,663
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 52 42,811
Series 2017-2, Class M4, 5.00%, 11/25/47 26 20,775
5,407,123
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
..................... 15,000 145,992
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50 .............. 1,000 17,720
BBCMS Trust, Series 2015-SRCH, Class XA,
1.06%, 08/10/35
(b)
................ 939 24,453
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 3,475 18,783
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 4,500 107,717
Series 2019-B9, Class XA, 1.18%, 03/15/52 1,000 41,601
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 170 2,711
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... 1,916 2,075
Series 2015-CR25, Class XA, 0.94%,
08/10/48 .................... 172 2,007
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.26%, 11/15/50 .. 1,430 14,385
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.94%,
09/15/47 .................... 907 3,668
Series 2014-C23, Class XA, 0.74%,
09/15/47 .................... 906 3,611
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 34,048
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 16,035
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.33%,
12/15/47 .................... 130 1,779
Series 2015-C26, Class XD, 1.45%,
10/15/48 .................... 120 2,820

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
................... USD 1,000 $ 33,612
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... 110 7,022
Series 2019-L2, Class XA, 1.17%, 03/15/52 375 15,317
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 54
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 .................... 376 975
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
..................... 1,000 29,134
525,519
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b) (h)
... 112 11,157
Total Non-Agency Mortgage-Backed Securities — 1 .2%
(Cost: $ 10,505,376 ) .............................. 9,285,484
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(e)(f)(g)
Lehman Brothers Holdings, Capital Trust VII . 185 —
Lehman Brothers Holdings, Inc. ......... 1,025 —
Total Other Interests — 0.0%
(Cost: $ 12 ) ................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Capital Markets — 0.0%
State Street Corp. , Series F , (3-mo. CME Term
SOFR + 3.86%), 9.27%
(a) (j)
.......... 68 68,147
Total Preferred Securities — 0 .0%
(Cost: $ 68,000 ) ................................ 68,147
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 , 3.00% , 10/15/52 . 4,408 732,280
Series 5052 , Class KI , 4.00% , 12/25/50 .. 192 38,692
Series 5081 , Class AI , 3.50% , 03/25/51 .. 312 55,377
Series 5161 , Class LI , 3.00% , 11/25/51 .. 1,041 140,425
Series 5196 , Class DI , 3.00% , 02/25/52 .. 481 74,717
Federal National Mortgage Association
Series 2021-3 , Class MI , 3.50% , 02/25/51 521 93,989
Series 2021-31 , Class IB , 4.00% , 06/25/51 589 117,339
Series 427 , Class C85 , 3.50% , 08/25/49 . 547 98,361
Series 428 , Class C16 , 3.00% , 03/25/50 . 1,809 311,426
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 1,369 209,607
Series 2021-83 , Class PI , 3.00% , 05/20/51 2,204 325,094
Series 2021-97 , Class LI , 3.00% , 08/20/50 1,666 255,062
Series 2022-78 , Class D , 3.00% , 08/20/51 1,128 170,944
2,623,313
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes , Series 2015-48 ,
0.92% , 02/16/50
(a)
................ USD 15 $ 348
Mortgage-Backed Securities — 41.3%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 .......... 223 204,469
3.00% , 09/01/27 - 12/01/46 .......... 794 688,871
3.50% , 02/01/31 - 01/01/48 .......... 1,540 1,390,729
4.00% , 08/01/40 - 12/01/45 .......... 124 113,338
4.50% , 02/01/39 - 04/01/49 .......... 2,194 2,060,265
5.00% , 10/01/41 - 11/01/48 .......... 95 91,916
5.50% , 02/01/35 - 06/01/41 .......... 82 82,316
Federal National Mortgage Association
4.00% , 01/01/41 ................. 7 6,638
6.00% , 07/01/39 ................. 68 67,929
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 .......... 4,714 3,741,353
2.00% , 10/15/53
(o)
................ 6,908 5,460,051
2.50% , 04/20/51 - 01/20/53 .......... 7,317 5,985,919
2.50% , 10/15/53
(o)
................ 4,575 3,739,060
3.00% , 02/15/45 - 01/20/52 .......... 4,969 4,228,212
3.00% , 10/15/53
(o)
................ 3,742 3,170,668
3.50% , 01/15/42 - 11/20/46 .......... 3,346 2,980,089
3.50% , 10/15/53
(o)
................ 3,336 2,922,218
4.00% , 04/20/39 - 12/20/47 .......... 831 763,474
4.00% , 10/15/53
(o)
................ 3,713 3,344,585
4.50% , 12/20/39 - 07/20/49 .......... 660 621,342
4.50% , 10/15/53
(o)
................ 3,030 2,799,081
5.00% , 12/15/38 - 07/20/44 .......... 63 61,342
5.00% , 10/15/53
(o)
................ 3,191 3,023,722
5.50% , 10/15/53
(o)
................ 2,358 2,288,181
6.00% , 10/15/53 - 11/15/53
(o)
......... 1,355 1,342,076
6.50% , 10/15/53 - 11/15/53
(o)
......... 732 735,803
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 .......... 12,170 9,454,278
1.50% , 10/25/38 - 10/25/53
(o)
......... 1,082 807,267
2.00% , 10/01/31 - 03/01/52 .......... 47,499 37,204,843
2.00% , 10/25/38 - 10/25/53
(o)
......... 12,939 10,023,422
2.50% , 09/01/27 - 04/01/52 .......... 31,466 25,588,385
2.50% , 10/25/38
(o)
................ 1,612 1,419,971
2.50% , 11/01/51 - 01/01/52
(p)
......... 12,218 9,770,079
3.00% , 04/01/28 - 08/01/52 .......... 17,298 14,699,555
3.00% , 10/25/38 - 10/25/53
(o)
......... 41,055 33,978,964
3.50% , 03/01/29 - 08/01/50 .......... 5,260 4,637,678
3.50% , 10/25/38 - 10/25/53
(o)
......... 9,680 8,333,761
3.50% , 01/01/51
(p)
................ 5,286 4,629,551
4.00% , 08/01/31 - 06/01/52 .......... 32,365 29,303,526
4.00% , 10/25/38
(o)
................ 356 336,017
4.50% , 02/01/25 - 08/01/52 .......... 6,994 6,545,778
4.50% , 10/25/38 - 10/25/53
(o)
......... 9,711 8,939,394
5.00% , 02/01/35 - 04/01/53 .......... 3,645 3,461,313
5.00% , 10/25/53
(o)
................ 18,314 17,277,897
5.50% , 02/01/35 - 08/01/53 .......... 5,187 5,026,126
5.50% , 10/25/53
(o)
................ 27,201 26,285,885
6.00% , 04/01/35 - 08/01/53 .......... 6,191 6,120,893
6.00% , 10/25/53
(o)
................ 9,389 9,265,276
6.50% , 05/01/40 ................. 54 55,582
6.50% , 10/25/53
(o)
................ 1,674 1,681,585
7.00% , 10/25/53
(o)
................ 896 914,585
327,675,258
Total U.S. Government Sponsored Agency Securities — 41 .6%
(Cost: $ 357,978,025 ) ............................. 330,298,919

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 .......... USD 529 $ 493,224
4.50% , 08/15/39 ................. 4,057 3,929,171
4.38% , 11/15/39 - 05/15/41 .......... 3,320 3,142,639
4.63% , 02/15/40 ................. 432 423,141
1.13% , 05/15/40 - 08/15/40 .......... 3,866 2,208,301
3.88% , 08/15/40 - 02/15/43 .......... 2,355 2,056,745
1.38% , 11/15/40 - 08/15/50 .......... 4,675 2,482,029
4.75% , 02/15/41 ................. 1,219 1,205,620
2.38% , 02/15/42 - 05/15/51 .......... 5,049 3,286,739
4.00% , 11/15/42 - 11/15/52 .......... 3,713 3,293,501
3.13% , 02/15/43 - 08/15/44 .......... 2,483 1,902,794
2.88% , 05/15/43 - 05/15/49 .......... 3,365 2,456,580
3.63% , 08/15/43 - 05/15/53 .......... 9,431 7,821,053
3.75% , 11/15/43 ................. 2,473 2,099,152
2.50% , 02/15/45 ................. 4,920 3,340,987
3.00% , 05/15/47 - 08/15/52 .......... 11,666 8,525,792
2.75% , 11/15/47 ................. 4,920 3,430,931
3.00% , 02/15/49
(p) (q)
............... 7,332 5,359,520
2.25% , 08/15/49 - 02/15/52 .......... 4,384 2,727,627
1.63% , 11/15/50 ................. 1,951 1,021,651
1.88% , 02/15/51 - 11/15/51 .......... 3,369 1,882,217
4.13% , 08/15/53 ................. 3,890 3,531,391
U.S. Treasury Inflation Linked Bonds ,
1.50% , 02/15/53 ................. 1,248 1,031,693
U.S. Treasury Notes
1.75% , 07/31/24 - 01/31/29 .......... 9,430 9,042,347
2.13% , 07/31/24 - 05/15/25 .......... 2,153 2,071,510
1.50% , 10/31/24 - 02/15/30 .......... 10,676 10,021,818
2.00% , 02/15/25 - 11/15/26 .......... 2,610 2,447,801
2.63% , 04/15/25 - 02/15/29 .......... 4,384 4,188,970
0.38% , 04/30/25 - 09/30/27 .......... 17,532 16,092,181
2.75% , 05/15/25 - 08/15/32 .......... 13,102 11,849,896
0.25% , 06/30/25 - 07/31/25 .......... 7,462 6,844,965
3.50% , 09/15/25 ................. 3,805 3,693,525
4.00% , 12/15/25 ................. 4,500 4,406,309
0.50% , 02/28/26 - 08/31/27 .......... 12,040 10,467,044
0.75% , 05/31/26 ................. 4,768 4,282,074
0.88% , 06/30/26 ................. 3,890 3,500,088
4.50% , 07/15/26 ................. 4,272 4,232,618
0.63% , 07/31/26 ................. 2,438 2,169,915
1.63% , 11/30/26 - 05/15/31 .......... 10,926 9,387,378
2.38% , 05/15/27 - 05/15/29 .......... 2,443 2,218,562
2.25% , 08/15/27 ................. 3,746 3,423,200
3.88% , 11/30/27 - 12/31/29 .......... 16,304 15,671,352
1.25% , 09/30/28 - 08/15/31 .......... 8,019 6,286,030
3.13% , 11/15/28 ................. 1,164 1,083,839
1.88% , 02/28/29 - 02/15/32 .......... 191 159,304
4.00% , 10/31/29
(q)
................ 7,851 7,580,202
3.75% , 05/31/30 ................. 4,089 3,881,520
4.13% , 08/31/30 ................. 4,642 4,505,738
2.88% , 05/15/32 ................. 764 670,180
Total U.S. Treasury Obligations — 27 .5%
(Cost: $ 243,329,211 ) ............................. 217,830,864
Total Long-Term Investments — 114.5%
(Cost: $ 988,605,380 ) ............................. 908,723,676
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills, 12.08%
,
11/28/24
(r)
...................... MXN 1,282 $ 646,131
Total Foreign Government Obligations — 0 .1%
(Cost: $ 623,814 ) ................................ 646,131
Shares
Shares
Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23%
(m) (s)
................. 40,042,187 40,042,187
Total Money Market Funds — 5 .0%
(Cost: $ 40,042,187 ) .............................. 40,042,187
Total Short-Term Securities — 5.1%
(Cost: $ 40,666,001 ) .............................. 40,688,318
Total Options Purchased — 0 .6%
( Cost: $ 3,554,445 ) .............................. 4,867,057
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 120 .2%
(Cost: $ 1,032,825,826 ) ........................... 954,279,051
Total Options Written — ( 0 .6 ) %
(Premium Received — $ (3,312,008) ) .................. (5,246,630)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — ( 5 .4 ) %
Government National Mortgage Association
2.00% , 10/15/53 ................. USD (39) (30,827)
3.50% , 10/15/53 ................. (26) (22,772)
4.00% , 10/15/53 ................. (26) (23,423)
Uniform Mortgage-Backed Securities
2.00% , 10/25/53 ................. (31) (23,577)
2.50% , 10/25/53 ................. (3,895) (3,090,876)
3.00% , 10/25/53 ................. (405) (334,837)
3.50% , 10/25/53 ................. (2,247) (1,932,244)
4.00% , 10/25/53 ................. (27,688) (24,648,987)
4.50% , 10/25/53 ................. (10,200) (9,364,416)
5.50% , 10/25/53 ................. (795) (768,262)
6.00% , 10/25/53 ................. (3,036) (2,996,153)
6.50% , 10/25/53 ................. (40) (40,181)
Total TBA Sale Commitments — ( 5 .4 ) %
(Proceeds: $ (43,754,478) ) ......................... (43,276,555)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Bonds , 2.88% , 05/15/49 .... USD (803) $ (572,828)
Total U.S. Treasury Obligations — ( 0 .1 ) %
(Proceeds: $ (892,689) ) ...........................
(572,828)
Total Investments Sold Short — ( 0 .1 ) %
(Proceeds: $ (892,689) ) ........................... (572,828)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 114 .1%
(Cost: $ 984,866,651 ) ............................. 905,183,038
Liabilities in Excess of Other Assets — (14.1) % ........... (111,659,969)
Net Assets — 100.0% ..............................
$ 793,523,069
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Zero-coupon bond.
(i)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)
Perpetual security with no stated maturity date.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 122,525,407 $ — $ (82,483,220)
(a)
$ — $ — $ 40,042,187 40,042,187 $ 1,796,651 $ —
BlackRock Allocation Target
Shares - BATS Series A .... 131,261,596 — — — 1,296,767 132,558,363 14,408,518 5,784,489 —
$ — $ 1,296,767 $ 172,600,550 $ 7,581,140 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 6 12/15/23 $ 432 $ (10,921)
Canada 10-Year Bond ....................................................... 18 12/18/23 1,526 (20,958)
U.S. Treasury 10-Year Ultra Note ............................................... 16 12/19/23 1,785 72
U.S. Treasury Long Bond ..................................................... 51 12/19/23 5,806 (146,644)
U.S. Treasury 2-Year Note .................................................... 121 12/29/23 24,526 44,160
U.S. Treasury 5-Year Note .................................................... 584 12/29/23 61,512 (100,474)
(234,765)
Short Contracts
Euro-Buxl ............................................................... 9 12/07/23 1,164 77,926
Japan 10-Year Bond ........................................................ 6 12/13/23 5,820 24,562
Australia 3-Year Bond ....................................................... 82 12/15/23 5,554 43,895
U.S. Treasury 10-Year Note ................................................... 174 12/19/23 18,795 286,827
U.S. Treasury Ultra Bond ..................................................... 7 12/19/23 832 (7,654)
3-mo. SOFR ............................................................. 26 03/18/25 6,202 (5,083)
420,473
$ 185,708
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 80,000 BRL 394,312 Citibank NA 10/03/23 $ 1,554
USD 258,000 BRL 1,288,447 Goldman Sachs International 10/03/23 1,672
USD 41,000 BRL 205,099 JPMorgan Chase Bank NA 10/03/23 197
BRL 414,378 USD 82,000 Citibank NA 10/05/23 410
USD 82,000 BRL 406,154 BNP Paribas SA 10/05/23 1,224
EUR 76,000 BRL 401,606 Goldman Sachs International 10/11/23 584
USD 117,000 TWD 3,639,870 BNP Paribas SA 10/11/23 3,956
AUD 86,000 USD 55,203 Citibank NA 10/18/23 121
CAD 157,452 EUR 108,000 UBS AG 10/18/23 1,692
CLP 17,989,400 USD 20,000 Bank of America NA 10/18/23 223
CLP 53,407,800 USD 60,000 Barclays Bank plc 10/18/23 40
CLP 72,628,650 USD 81,000 Citibank NA 10/18/23 648
CLP 36,592,500 USD 41,000 Morgan Stanley & Co. International plc 10/18/23 137
CLP 71,880,000 USD 80,000 Toronto Dominion Bank 10/18/23 806
CNY 1,502,660 USD 206,000 BNP Paribas SA 10/18/23 20
EUR 19,000 USD 19,976 Citibank NA 10/18/23 124
EUR 114,000 USD 119,922 HSBC Bank plc 10/18/23 680
EUR 76,000 USD 79,914 JPMorgan Chase Bank NA 10/18/23 487
JPY 30,196,630 CAD 275,000 JPMorgan Chase Bank NA 10/18/23 85
MXN 2,028,833 GBP 94,000 Morgan Stanley & Co. International plc 10/18/23 1,418
MXN 1,363,862 USD 78,000 Barclays Bank plc 10/18/23 60
MXN 1,060,317 USD 60,000 BNP Paribas SA 10/18/23 686
MXN 2,491,809 USD 141,000 Goldman Sachs International 10/18/23 1,616
MXN 1,418,076 USD 80,000 HSBC Bank plc 10/18/23 1,162
MXN 1,765,131 USD 100,000 JPMorgan Chase Bank NA 10/18/23 1,025
NOK 862,702 USD 80,000 Citibank NA 10/18/23 686
NOK 430,542 USD 40,000 Deutsche Bank AG 10/18/23 267
NOK 1,079,456 USD 100,000 Goldman Sachs International 10/18/23 958
PLN 860,928 EUR 186,000 Morgan Stanley & Co. International plc 10/18/23 218
SEK 887,584 USD 80,000 Barclays Bank plc 10/18/23 1,288
USD 173,000 CAD 234,683 Citibank NA 10/18/23 179
USD 96,000 CAD 129,909 HSBC Bank plc 10/18/23 336
USD 122,000 CLP 108,397,000 Toronto Dominion Bank 10/18/23 142
USD 61,000 CNY 443,574 Bank of America NA 10/18/23 184

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 61,000 CNY 444,418 Goldman Sachs International 10/18/23 $ 69
USD 61,000 CNY 443,495 State Street Bank and Trust Co. 10/18/23 195
USD 258,000 COP 1,037,051,930 Citibank NA 10/18/23 4,910
USD 61,000 CZK 1,408,141 UBS AG 10/18/23 9
USD 100,856 EUR 95,000 Citibank NA 10/18/23 354
USD 59,489 EUR 56,000 JPMorgan Chase Bank NA 10/18/23 246
USD 121,700 GBP 98,000 HSBC Bank plc 10/18/23 2,120
USD 61,000 JPY 8,942,617 Deutsche Bank AG 10/18/23 1,002
USD 60,000 KRW 80,974,200 JPMorgan Chase Bank NA 10/18/23 86
USD 90,000 MXN 1,552,753 Barclays Bank plc 10/18/23 1,130
USD 681,000 MXN 11,814,915 Citibank NA 10/18/23 4,786
USD 203,000 MXN 3,503,106 Morgan Stanley & Co. International plc 10/18/23 2,504
USD 82,000 PLN 352,384 Goldman Sachs International 10/18/23 1,370
USD 80,000 ZAR 1,515,680 BNP Paribas SA 10/18/23 54
USD 60,000 ZAR 1,130,354 Citibank NA 10/18/23 378
USD 60,000 ZAR 1,134,014 Goldman Sachs International 10/18/23 185
USD 100,000 ZAR 1,883,120 Morgan Stanley & Co. International plc 10/18/23 672
ZAR 1,465,937 EUR 72,000 Citibank NA 10/18/23 1,152
ZAR 4,189,826 USD 220,000 Bank of America NA 10/18/23 998
ZAR 1,532,175 USD 80,000 Citibank NA 10/18/23 817
ZAR 1,533,304 USD 80,000 Goldman Sachs International 10/18/23 876
BRL 810,112 USD 160,000 Citibank NA 11/03/23 447
BRL 608,321 USD 120,000 JPMorgan Chase Bank NA 11/03/23 481
USD 160,000 BRL 805,680 Deutsche Bank AG 11/03/23 431
USD 60,000 BRL 301,529 Goldman Sachs International 11/03/23 281
USD 60,000 BRL 301,837 JPMorgan Chase Bank NA 11/03/23 220
USD 52,174 EUR 47,470 UBS AG 11/07/23 1,911
USD 263,518 ZAR 4,970,868 State Street Bank and Trust Co. 11/07/23 1,805
ZAR 4,970,868 USD 258,629 Morgan Stanley & Co. International plc 11/07/23 3,084
MXN 1,005,290 USD 56,691 State Street Bank and Trust Co. 11/15/23 564
USD 199,706 COP 805,965,000 Citibank NA 11/15/23 4,579
USD 1,813,092 MXN 31,811,974 Citibank NA 11/15/23 1,270
COP 165,362,112 USD 38,349 Barclays Bank plc 12/20/23 1,385
COP 278,818,858 USD 65,879 Citibank NA 12/20/23 1,114
EUR 470,000 USD 496,314 JPMorgan Chase Bank NA 12/20/23 2,481
GBP 140,000 USD 170,165 JPMorgan Chase Bank NA 12/20/23 746
USD 73,484 CAD 99,000 Natwest Markets plc 12/20/23 503
USD 499,793 EUR 470,000 Barclays Bank plc 12/20/23 998
USD 663,570 EUR 620,000 Citibank NA 12/20/23 5,585
USD 744,329 EUR 699,897 Deutsche Bank AG 12/20/23 1,554
USD 1,508,030 EUR 1,410,000 JPMorgan Chase Bank NA 12/20/23 11,646
USD 115,641 EUR 107,905 Toronto Dominion Bank 12/20/23 1,125
USD 1,220,168 EUR 1,139,095 UBS AG 12/20/23 11,286
USD 331,233 GBP 270,000 Barclays Bank plc 12/20/23 1,618
USD 331,666 GBP 270,000 Goldman Sachs International 12/20/23 2,051
USD 343,417 JPY 50,000,000 Bank of America NA 12/20/23 4,354
USD 214,158 JPY 31,160,000 Deutsche Bank AG 12/20/23 2,854
USD 687,995 JPY 100,000,000 HSBC Bank plc 12/20/23 9,869
USD 199,690 IDR 3,080,016,231 Citibank NA 01/31/24 1,032
USD 164,400 CZK 3,714,705 Bank of America NA 03/04/24 3,818
USD 235,829 CZK 5,379,480 HSBC Bank plc 03/04/24 3,280
131,170
BRL 204,777 USD 41,000 Bank of America NA 10/03/23 (261)
BRL 796,626 USD 162,000 Citibank NA 10/03/23 (3,515)
BRL 300,201 USD 60,000 Goldman Sachs International 10/03/23 (277)
BRL 569,562 USD 116,000 HSBC Bank plc 10/03/23 (2,687)
BRL 806,968 EUR 152,000 Deutsche Bank AG 10/11/23 (424)
CLP 52,989,000 USD 60,000 BNP Paribas SA 10/18/23 (431)
CNY 443,527 USD 61,000 Barclays Bank plc 10/18/23 (191)
COP 318,467,200 GBP 64,000 Morgan Stanley & Co. International plc 10/18/23 (372)
COP 405,144,000 USD 102,000 Citibank NA 10/18/23 (3,125)
COP 203,800,000 USD 50,000 Deutsche Bank AG 10/18/23 (263)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CZK 921,875 USD 40,000 Barclays Bank plc 10/18/23 $ (70)
CZK 4,285,446 USD 188,000 BNP Paribas SA 10/18/23 (2,382)
CZK 1,390,867 USD 61,000 Natwest Markets plc 10/18/23 (757)
EUR 377,000 USD 401,677 JPMorgan Chase Bank NA 10/18/23 (2,844)
EUR 253,000 USD 272,421 Standard Chartered Bank 10/18/23 (4,769)
GBP 154,000 USD 192,552 BNP Paribas SA 10/18/23 (4,640)
HUF 29,546,650 USD 82,000 Barclays Bank plc 10/18/23 (2,011)
IDR 2,186,090,000 USD 142,000 JPMorgan Chase Bank NA 10/18/23 (812)
INR 10,139,664 USD 122,000 Citibank NA 10/18/23 (100)
JPY 9,141,751 EUR 58,000 UBS AG 10/18/23 (25)
JPY 6,596,946 USD 45,000 Bank of New York Mellon 10/18/23 (740)
KRW 106,118,400 USD 80,000 BNP Paribas SA 10/18/23 (1,482)
KRW 80,460,660 USD 60,000 Morgan Stanley & Co. International plc 10/18/23 (466)
MXN 3,503,223 USD 203,000 BNP Paribas SA 10/18/23 (2,497)
MXN 3,534,517 USD 203,000 Morgan Stanley & Co. International plc 10/18/23 (706)
MXN 1,413,926 USD 82,000 Toronto Dominion Bank 10/18/23 (1,076)
MYR 757,350 USD 162,000 Barclays Bank plc 10/18/23 (112)
SGD 81,740 USD 60,000 Citibank NA 10/18/23 (165)
THB 1,434,400 USD 40,000 Goldman Sachs International 10/18/23 (556)
THB 5,541,242 USD 155,500 JPMorgan Chase Bank NA 10/18/23 (3,124)
USD 82,120 AUD 128,000 JPMorgan Chase Bank NA 10/18/23 (223)
USD 60,000 CLP 54,234,600 JPMorgan Chase Bank NA 10/18/23 (970)
USD 20,000 CLP 18,136,200 Morgan Stanley & Co. International plc 10/18/23 (388)
USD 60,000 CLP 53,778,000 Standard Chartered Bank 10/18/23 (456)
USD 40,000 CZK 925,186 Deutsche Bank AG 10/18/23 (73)
USD 80,000 MXN 1,400,232 Barclays Bank plc 10/18/23 (141)
USD 80,000 MXN 1,415,288 Citibank NA 10/18/23 (1,002)
USD 100,000 MXN 1,775,647 Goldman Sachs International 10/18/23 (1,627)
USD 40,000 NOK 428,616 BNP Paribas SA 10/18/23 (87)
USD 60,000 NOK 645,441 JPMorgan Chase Bank NA 10/18/23 (366)
USD 120,000 NOK 1,288,397 Morgan Stanley & Co. International plc 10/18/23 (500)
USD 80,000 SEK 898,746 JPMorgan Chase Bank NA 10/18/23 (2,312)
USD 40,000 THB 1,460,716 Barclays Bank plc 10/18/23 (167)
USD 80,000 ZAR 1,526,163 Bank of America NA 10/18/23 (499)
USD 180,000 ZAR 3,443,974 Barclays Bank plc 10/18/23 (1,656)
USD 100,000 ZAR 1,927,830 HSBC Bank plc 10/18/23 (1,686)
ZAR 1,553,596 USD 82,000 Barclays Bank plc 10/18/23 (54)
ZAR 1,095,304 USD 58,000 State Street Bank and Trust Co. 10/18/23 (227)
BRL 995,048 USD 198,000 Goldman Sachs International 11/03/23 (926)
USD 82,000 BRL 415,964 Citibank NA 11/03/23 (384)
USD 40,000 BRL 202,720 Deutsche Bank AG 11/03/23 (150)
EUR 630,000 USD 674,213 Barclays Bank plc 12/20/23 (5,616)
EUR 620,000 USD 665,092 Goldman Sachs International 12/20/23 (7,107)
EUR 1,570,000 USD 1,682,914 JPMorgan Chase Bank NA 12/20/23 (16,728)
GBP 540,000 USD 661,802 Barclays Bank plc 12/20/23 (2,573)
JPY 150,000,000 USD 1,034,786 Toronto Dominion Bank 12/20/23 (17,597)
USD 468,602 COP 2,038,770,876 Bank of America NA 12/20/23 (21,262)
USD 26,673 COP 112,827,350 Citibank NA 12/20/23 (436)
USD 500,370 GBP 410,000 Barclays Bank plc 12/20/23 (156)
USD 170,696 GBP 140,000 JPMorgan Chase Bank NA 12/20/23 (215)
COP 805,965,000 USD 186,437 Morgan Stanley & Co. International plc 08/15/24 (1,742)
(128,206)
$ 2,964

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch HSBC Bank plc 11/01/23 PLN 4.66 PLN 4.66 EUR 18 $ 6,214
Put
EUR Currency ............... One-Touch HSBC Bank plc 11/16/23 USD 1.05 USD 1.05 EUR 15 5,293
$ 11,507
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 984 10/13/23 USD 95.63 USD 246,000 $ 110,700
U.S. Treasury 5-Year Note ..................... 3 11/24/23 USD 106.50 USD 300 1,125
U.S. Treasury 5-Year Note ..................... 5 11/24/23 USD 105.50 USD 500 3,711
115,536
Put
3-mo. SOFR Interest Futures .................... 343 10/13/23 USD 94.88 USD 85,750 280,831
3-mo. SOFR Interest Futures .................... 514 10/13/23 USD 95.00 USD 128,500 581,463
3-mo. SOFR Interest Futures .................... 857 10/13/23 USD 95.63 USD 214,250 2,303,188
U.S. Treasury 5-Year Note ..................... 10 10/27/23 USD 101.25 USD 2,000 3,594
3,169,076
$ 3,284,612
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Goldman Sachs International 10/26/23 ZAR 19.30 USD 160 $ 1,449
USD Currency ........................... Bank of America NA 11/16/23 BRL 5.05 USD 162 3,188
4,637
Put
EUR Currency ........................... Bank of America NA 10/06/23 BRL 5.40 EUR 150 2,773
USD Currency ........................... Barclays Bank plc 10/06/23 MXN 17.20 USD 164 240
EUR Currency ........................... Barclays Bank plc 10/16/23 USD 1.08 EUR 148 3,376
EUR Currency ........................... JPMorgan Chase Bank NA 10/26/23 USD 1.05 EUR 190 879
USD Currency ........................... Bank of America NA 11/30/23 CLP 900.00 USD 160 4,777
12,045
$ 16,682
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.50% At Termination Citibank NA 01/22/24 4.50 % USD 165,752 $ 73,125
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination Citibank NA 01/24/24 4.55 USD 165,752 84,338
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4.24 USD 16,480 249,256
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 3.00% Annual
JPMorgan Chase
Bank NA 08/07/24 3.00 EUR 5,830 9,784

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 3.00% Annual
JPMorgan Chase
Bank NA 08/27/24 3.00 % EUR 5,850 $ 11,128
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual
Goldman Sachs
International 09/29/25 4.00 USD 299 12,762
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 358 8,447
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.21% Semi-Annual Barclays Bank plc 07/20/26 3.21 USD 457 10,665
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.23% Semi-Annual Barclays Bank plc 07/20/26 3.23 USD 877 20,757
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.58% Semi-Annual Barclays Bank plc 08/03/26 3.58 USD 852 28,191
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.63% Semi-Annual Barclays Bank plc 08/11/26 3.63 USD 1,211 41,835
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 09/08/26 3.77 USD 1,203 47,106
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Semi-Annual Citibank NA 09/28/26 4.15 USD 711 37,589
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.07% Semi-Annual
Goldman Sachs
International 09/28/26 4.07 USD 1,482 73,788
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 09/28/26 4.03 USD 593 28,603
737,374
Put
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4.24 USD 16,480 263,153
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/29/25 4.00 USD 299 15,545
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 358 31,840
10-Year Interest Rate Swap
(a)
3.23% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.23 USD 877 78,721
10-Year Interest Rate Swap
(a)
3.21% Semi-Annual 1-day SOFR Annual Barclays Bank plc 07/20/26 3.21 USD 457 41,310
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/03/26 3.58 USD 852 62,853
10-Year Interest Rate Swap
(a)
3.63% Semi-Annual 1-day SOFR Annual Barclays Bank plc 08/11/26 3.63 USD 1,211 86,994
10-Year Interest Rate Swap
(a)
3.77% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/08/26 3.77 USD 1,203 80,223
10-Year Interest Rate Swap
(a)
4.15% Semi-Annual 1-day SOFR Annual Citibank NA 09/28/26 4.15 USD 711 38,332
10-Year Interest Rate Swap
(a)
4.03% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.03 USD 593 34,269
10-Year Interest Rate Swap
(a)
4.07% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/28/26 4.07 USD 1,482 83,642
816,882
$ 1,554,256
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 984 10/13/23 USD 95.88 USD 246,000 $ (36,900)
U.S. Treasury 2-Year Note ...................... 8 10/27/23 USD 102.13 USD 1,600 (625)
(37,525)
Put
3-mo. SOFR Interest Futures ..................... 343 10/13/23 USD 95.13 USD 85,750 (493,063)
3-mo. SOFR Interest Futures ..................... 514 10/13/23 USD 95.25 USD 128,500 (899,501)
3-mo. SOFR Interest Futures ..................... 857 10/13/23 USD 95.38 USD 214,250 (1,767,563)
U.S. Treasury 2-Year Note ...................... 10 10/27/23 USD 101.00 USD 2,000 (1,875)
U.S. Treasury 10-Year Note ...................... 6 11/24/23 USD 108.00 USD 600 (7,500)
(3,169,502)
$ (3,207,027)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Bank of America NA 10/06/23 BRL 5.70 EUR 150 $ (9)
USD Currency ............................. Barclays Bank plc 10/06/23 MXN 18.30 USD 122 (53)
EUR Currency ............................. Barclays Bank plc 10/16/23 USD 1.12 EUR 148 (1)
USD Currency ............................. Goldman Sachs International 10/26/23 ZAR 19.80 USD 202 (798)
USD Currency ............................. Bank of America NA 11/16/23 BRL 5.25 USD 244 (1,891)
USD Currency ............................. Bank of America NA 11/30/23 CLP 950.00 USD 120 (949)
–
(3,701)
–
Put
USD Currency ............................. Barclays Bank plc 10/06/23 MXN 16.70 USD 164 (3)
USD Currency ............................. Bank of America NA 11/30/23 CLP 860.00 USD 160 (1,525)
–
(1,528)
–
$ (5,229)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 3.80% At Termination 1-day SOFR At Termination Citibank NA 01/22/24 3.80 % USD 165,752 $ (21,006)
1-Year Interest Rate Swap
(a)
. 3.85% At Termination 1-day SOFR At Termination Citibank NA 01/24/24 3.85 USD 165,752 (24,462)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/11/24 4.00 USD 16,480 (161,553)
5-Year Interest Rate Swap
(a)
. 4.00% Semi-Annual 1-day SOFR Annual Citibank NA 03/12/24 4.00 USD 16,480 (162,520)
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3.96 USD 16,480 (154,138)
5-Year Interest Rate Swap
(a)
. 4.03% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 8,240 (86,998)
1-Year Interest Rate Swap
(a)
. 2.00% Annual 3-mo. EURIBOR Quarterly
JPMorgan Chase
Bank NA 08/07/24 2.00 EUR 5,830 (2,432)
1-Year Interest Rate Swap
(a)
. 2.00% Annual 3-mo. EURIBOR Quarterly
JPMorgan Chase
Bank NA 08/27/24 2.00 EUR 5,850 (2,897)
10-Year Interest Rate Swap
(a)
3.59% Semi-Annual 1-day SOFR Annual Bank of America NA 08/29/25 3.59 USD 594 (16,763)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 1,063 (57,239)
(690,008)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/11/24 4.00 USD 16,480 (352,613)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual Citibank NA 03/12/24 4.00 USD 16,480 (352,941)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3.96 USD 16,480 (371,963)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.03% Semi-Annual
Morgan Stanley & Co.
International plc 03/15/24 4.03 USD 8,240 (169,883)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Semi-Annual Bank of America NA 08/29/25 3.59 USD 594 (40,502)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4.17 USD 1,063 (56,464)
(1,344,366)
$ (2,034,374)
(a)
Forward settling swaption.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 40.V1 ..................... 5.00 % Quarterly 06/20/28 USD 562 $ (9,589) $ (14,468) $ 4,879
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 503 (16,510) (16,583) 73
$ (26,099) $ (31,051) $ 4,952
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 11,002 $ (6,854) $ — $ (6,854)
1-day SOFR At Termination 4.19% At Termination 07/29/24
(a)
07/29/25 USD 8,839 (40,534) — (40,534)
3.23% At Termination 1-day ESTR At Termination 07/29/24
(a)
07/29/25 EUR 7,821 7,179 — 7,179
0.35% At Termination 1-day TONAR At Termination 09/13/24
(a)
09/13/25 JPY 596,000 835 — 835
28-day MXIBTIIE Monthly 9.20% Monthly 09/18/24
(a)
09/17/25 MXN 4,844 (1,594) — (1,594)
28-day MXIBTIIE Monthly 9.43% Monthly 09/18/24
(a)
09/17/25 MXN 20,624 (4,460) — (4,460)
4.53% At Termination 1-day SOFR At Termination 09/24/24
(a)
09/24/25 USD 2,910 (1,158) 1,301 (2,459)
0.38% At Termination 1-day TONAR At Termination 09/24/24
(a)
09/24/25 JPY 487,000 (27) — (27)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 6,128 1,269 — 1,269
1-day
REPO_CORRA Semi-Annual 4.38% Semi-Annual N/A 07/20/26 CAD 3,908 (32,892) — (32,892)
1-day
REPO_CORRA Semi-Annual 4.40% Semi-Annual N/A 07/20/26 CAD 3,909 (31,698) — (31,698)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 560,658 (7,631) — (7,631)
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 414,399 (5,618) — (5,618)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 220,445 (2,336) — (2,336)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 (2,103) — (2,103)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 220,478 (2,091) — (2,091)
3-mo. CD_KSDA Quarterly 3.55% Quarterly N/A 09/20/26 KRW 283,011 (1,712) — (1,712)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 2,733 (7,622) — (7,622)
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 271 (3,634) — (3,634)
28-day MXIBTIIE Monthly 9.44% Monthly N/A 09/19/28 MXN 902 (335) — (335)
6-mo. PRIBOR Semi-Annual 4.32% Annual N/A 09/20/28 CZK 6,142 (4,199) — (4,199)
5.70% Annual 6-mo. WIBOR Semi-Annual N/A 09/20/28 PLN 727 (8,424) — (8,424)
4.30% Annual 1-day SOFR Annual N/A 09/21/28 USD 1,665 7,280 — 7,280
28-day MXIBTIIE Monthly 9.89% Monthly N/A 09/22/28 MXN 2,758 1,776 — 1,776
6-mo. EURIBOR Semi-Annual 3.38% Annual N/A 09/29/28 EUR 94 (149) — (149)
4.23% Annual 1-day SOFR Annual 03/20/24
(a)
03/20/29 USD 4,827 3,355 — 3,355
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 383 (13,722) — (13,722)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (683) — (683)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (1,304) — (1,304)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 153,382 (2,856) — (2,856)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 222,140 (6,655) — (6,655)
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 2,624 (102,450) — (102,450)
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 1,279 46,825 — 46,825
3.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 07/20/33 CAD 1,280 47,012 — 47,012
1-day TONAR Annual 1.32% Annual 09/13/28
(a)
09/13/33 JPY 127,000 (3,291) — (3,291)
1-day TONAR Annual 1.32% Annual 09/21/28
(a)
09/21/33 JPY 103,000 (2,529) — (2,529)
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 660 (6,239) — (6,239)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 1,166 76,807 — 76,807

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 290 $ 6,335 $ — $ 6,335
$ (106,127) $ 1,301 $ (107,428)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.65% At Termination 09/15/33 EUR 3,950 $ 39,252 $ — $ 39,252
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 08/15/53 EUR 292 4,312 — 4,312
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.82% At Termination 08/15/53 EUR 292 5,335 1,610 3,725
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.81% At Termination 09/15/53 EUR 175 2,603 — 2,603
$ 51,502 $ 1,610 $ 49,892
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 120 $ (842) $ 741 $ (1,583)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 (856) 754 (1,610)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (842) 742 (1,584)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 (547) 473 (1,020)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 (1,192) 1,031 (2,223)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 (863) 746 (1,609)
American Electric Power Co.,
Inc. ................. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 870 (22,757) (22,015) (742)
American Express Co. ...... 1.00 Quarterly Citibank NA 12/20/28 USD 870 (19,252) (19,511) 259
Federative Republic of Brazil .. 1.00 Quarterly Bank of America NA 12/20/28 USD 200 7,503 7,597 (94)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 12/20/28 USD 141 5,289 6,073 (784)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 317 18,688 18,288 400
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 12/20/28 USD 600 35,425 34,449 976
Republic of Colombia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 370 21,846 21,073 773
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 71 5,447 5,848 (401)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 89 6,808 7,239 (431)
Republic of South Africa ..... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 81 6,158 6,580 (422)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/28 USD 200 2,313 1,896 417
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/28 USD 154 1,779 1,267 512
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 385 1,041 (656)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 12 34 (22)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,727 404 1,323

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0.50 % Monthly Deutsche Bank AG 05/11/63 USD 0 $ — $ (129) $ 129
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 0 — (11) 11
$ – $ – $ –
$ 66,229 $ 74,610 $ (8,381)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,727) $ (842) $ (885)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (11,352) (4,541) (6,811)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (5,676) (2,309) (3,367)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (2,759) (754) (2,005)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 90 (21,711) (14,976) (6,735)
$ (43,225) $ (23,422) $ (19,803)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.62% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/02/24 BRL 7,920 $ (28) $ — $ (28)
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 2,014,959 1,575 — 1,575
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 1,044,911 1,344 — 1,344
1-day
BZDIOVER At Termination 10.60% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 4,183 (3,419) — (3,419)
1-day
BZDIOVER At Termination 10.92% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 1,761 355 — 355
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 1,496 1,870 — 1,870
1-day
BZDIOVER At Termination 10.11% At Termination
Goldman Sachs
International 01/02/26 BRL 1,816 (4,401) — (4,401)
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 1,446 5,292 — 5,292
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 1,373 5,448 — 5,448
1-day
BZDIOVER At Termination 9.98% At Termination HSBC Bank plc 01/02/26 BRL 1,794 (5,256) — (5,256)
10.56% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/04/27 BRL 991 1,106 — 1,106
$ 3,886 $ — $ 3,886
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day ESTR ......................................... Euro Short-Term Rate 3.88

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
1-day IBR ........................................... Colombian Reference Banking Indicator 12.29%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5.02
1-day SOFR ......................................... Secured Overnight Financing Rate 5.32
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.06)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.83
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.95
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.33
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 4.13
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.02
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.53
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 30,021,675 $ 70,063 $ 30,091,738
Corporate Bonds
Aerospace & Defense .................................... — 10,803,374 — 10,803,374
Banks ............................................... — 17,224,294 750 17,225,044
Biotechnology ......................................... — 5,763,156 — 5,763,156
Building Products ....................................... — 89,219 — 89,219
Capital Markets ........................................ — 25,155,526 — 25,155,526
Chemicals ............................................ — 105,104 — 105,104
Commercial Services & Supplies ............................. — 270,683 — 270,683
Communications Equipment ................................ — 1,597,409 — 1,597,409
Consumer Finance ...................................... — 392,923 — 392,923
Containers & Packaging .................................. — 365,135 — 365,135
Diversified REITs ....................................... — 7,621,050 — 7,621,050
Diversified Telecommunication Services ........................ — 5,092,697 — 5,092,697
Electric Utilities ........................................ — 19,007,127 — 19,007,127
Financial Services ...................................... — 996,646 — 996,646
Food Products ......................................... — 161,250 — 161,250
Gas Utilities ........................................... — 526,893 — 526,893
Ground Transportation ................................... — 3,374,517 — 3,374,517
Health Care Providers & Services ............................ — 4,345,095 — 4,345,095
Hotels, Restaurants & Leisure .............................. — 45,613 — 45,613
Insurance ............................................ — 517,523 — 517,523

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ — $ 323,777 $ — $ 323,777
IT Services ........................................... — 342,436 — 342,436
Life Sciences Tools & Services .............................. — 824,316 — 824,316
Machinery ............................................ — 147,446 — 147,446
Media ............................................... — 2,305,529 — 2,305,529
Metals & Mining ........................................ — 1,861,210 — 1,861,210
Multi-Utilities .......................................... — 2,542,631 — 2,542,631
Oil, Gas & Consumable Fuels ............................... — 37,631,840 — 37,631,840
Passenger Airlines ...................................... — 885,524 — 885,524
Pharmaceuticals ....................................... — 2,306,305 — 2,306,305
Real Estate Management & Development ....................... — 81,080 — 81,080
Retail REITs .......................................... — 567,855 — 567,855
Semiconductors & Semiconductor Equipment .................... — 2,291,636 — 2,291,636
Software ............................................. — 2,097,102 — 2,097,102
Specialized REITs ...................................... — 5,410,597 — 5,410,597
Specialty Retail ........................................ — 934,302 — 934,302
Technology Hardware, Storage & Peripherals .................... — 1,176,792 — 1,176,792
Tobacco ............................................. — 2,425,140 — 2,425,140
Wireless Telecommunication Services ......................... — 6,432,378 — 6,432,378
Floating Rate Loan Interests
Building Products ....................................... — 147 — 147
Chemicals ............................................ — 162,497 — 162,497
Consumer Finance ...................................... — — 2,310 2,310
Financial Services ...................................... — 32,980 611,220 644,200
Health Care Providers & Services ............................ — 111 — 111
Household Durables ..................................... — 66,013 — 66,013
IT Services ........................................... — 44,927 — 44,927
Media ............................................... — 112,486 — 112,486
Specialty Retail ........................................ — 84,878 — 84,878
Foreign Agency Obligations ................................. — 926,206 — 926,206
Foreign Government Obligations .............................. — 7,183,056 — 7,183,056
Municipal Bonds ......................................... — 5,319,450 — 5,319,450
Non-Agency Mortgage-Backed Securities ........................ — 9,285,483 1 9,285,484
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 68,147 — 68,147
U.S. Government Sponsored Agency Securities .................... — 330,298,919 — 330,298,919
U.S. Treasury Obligations ................................... — 217,830,864 — 217,830,864
Short-Term Securities
Foreign Government Obligations .............................. — 646,131 — 646,131
Money Market Funds ...................................... 40,042,187 — — 40,042,187
Options Purchased
Foreign currency exchange contracts ........................... — 28,189 — 28,189
Interest rate contracts ...................................... 3,284,612 1,554,256 — 4,838,868
Liabilities
Investments
TBA Sale Commitments .................................... — (43,276,555) — (43,276,555)
Investment Sold Short
U.S. Treasury Obligations ................................... — (572,828) — (572,828)
$ 43,326,799 $ 733,860,162 $ 684,344 $ 777,871,305
Investments Valued at NAV
(a)
...................................... 132,558,363
$ 910,429,668
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 9,752 $ — $ 9,752
Foreign currency exchange contracts ............................ — 131,170 — 131,170
Interest rate contracts ....................................... 477,442 215,663 — 693,105
Other contracts ........................................... — 49,892 — 49,892
Liabilities
Credit contracts ........................................... — (32,984) — (32,984)
Foreign currency exchange contracts ............................ — (133,435) — (133,435)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Total Return V.I. Fund

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (3,498,761) $ (2,353,579) $ — $ (5,852,340)
$ (3,021,319) $ (2,113,521) $ — $ (5,134,840)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
ESTR Euro Short-Term Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)